Securitizations and Other Variable Interest Entities - Other (Details) (USD $)															12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008		Dec. 31, 2011 Other Investment Vehicles Funds Trusts Conduits And Real Estate Vehicles [Member]	Dec. 31, 2010 Other Investment Vehicles Funds Trusts Conduits And Real Estate Vehicles [Member]	Dec. 31, 2011 Investment Vehicles [Member]	Dec. 31, 2010 Investment Vehicles [Member]	Dec. 31, 2011 Collective Investment Fund [Member]	Dec. 31, 2010 Collective Investment Fund [Member]	Dec. 31, 2010 Asset Acquisition Conduit [Member]	Dec. 31, 2011 Other Asset Back Financing Arrangement [Member]	Dec. 31, 2010 Other Asset Back Financing Arrangement [Member]	Dec. 31, 2011 Consolidated VIEs [Member]	Dec. 31, 2010 Consolidated VIEs [Member]	Dec. 31, 2011 Consolidated VIEs [Member] Other Investment Vehicles Funds Trusts Conduits And Real Estate Vehicles [Member]	Dec. 31, 2010 Consolidated VIEs [Member] Other Investment Vehicles Funds Trusts Conduits And Real Estate Vehicles [Member]	Dec. 31, 2011 Consolidated VIEs [Member] Investment Vehicles [Member]	Dec. 31, 2010 Consolidated VIEs [Member] Investment Vehicles [Member]	Dec. 31, 2011 Consolidated VIEs [Member] Leveraged Lease Trusts [Member]	Dec. 31, 2010 Consolidated VIEs [Member] Leveraged Lease Trusts [Member]	Dec. 31, 2011 Unconsolidated VIEs [Member] Other Investment Vehicles Funds Trusts Conduits And Real Estate Vehicles [Member]	Dec. 31, 2010 Unconsolidated VIEs [Member] Other Investment Vehicles Funds Trusts Conduits And Real Estate Vehicles [Member]	Dec. 31, 2011 Unconsolidated VIEs [Member] Investment Vehicles [Member]	Dec. 31, 2010 Unconsolidated VIEs [Member] Investment Vehicles [Member]	Dec. 31, 2011 Unconsolidated VIEs [Member] Real Estate Vehicles [Member]	Dec. 31, 2010 Unconsolidated VIEs [Member] Real Estate Vehicles [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure								$ 14,715,000,000	$ 28,044,000,000	$ 4,400,000,000	$ 8,700,000,000				$ 4,700,000,000	$ 6,500,000,000			$ 7,429,000,000	$ 19,248,000,000					$ 7,286,000,000	$ 8,796,000,000
On Balance Sheet Assets [Abstract]
Trading account assets								0	8,900,000,000										0	8,900,000,000					0	0
Derivative assets	73,023,000,000		73,000,000,000					834,000,000	228,000,000								1,634,000,000	2,027,000,000	394,000,000	0					440,000,000	228,000,000
AFS Debt Securities	276,151,000,000		337,627,000,000					62,000,000	1,905,000,000								0	2,601,000,000	0	1,832,000,000					62,000,000	73,000,000
Loans and leases	926,200,000,000		940,440,000,000					5,511,000,000	8,812,000,000								140,194,000,000	145,469,000,000	5,154,000,000	7,690,000,000					357,000,000	1,122,000,000
Allowance for Loan and Lease Losses	33,783,000,000		41,885,000,000		37,200,000,000	23,071,000,000	[1]	(9,000,000)	(49,000,000)								5,066,000,000	8,935,000,000	(8,000,000)	(27,000,000)					(1,000,000)	(22,000,000)
Loans held-for-sale	13,762,000,000		35,058,000,000					704,000,000	1,211,000,000								1,635,000,000	1,953,000,000	106,000,000	262,000,000					598,000,000	949,000,000
Other Assets	145,686,000,000		182,124,000,000					7,632,000,000	7,377,000,000								4,769,000,000	7,086,000,000	1,809,000,000	937,000,000					5,823,000,000	6,440,000,000
Assets	2,129,046,000,000	[2]	2,264,909,000,000	[2]				14,734,000,000	28,384,000,000					640,000,000			151,761,000,000	169,828,000,000	7,455,000,000	19,594,000,000	2,600,000,000	5,600,000,000	4,800,000,000	5,200,000,000	7,279,000,000	8,790,000,000	5,500,000,000	7,900,000,000	5,400,000,000	5,400,000,000
On Balance Sheet Liabilities [Abstract]
Commercial paper and other short-term borrowings	35,698,000,000		59,962,000,000					0	1,115,000,000								5,777,000,000	6,742,000,000	0	1,115,000,000					0	0
Long-term Debt	372,265,000,000		448,431,000,000					10,000,000	229,000,000								49,054,000,000	71,013,000,000	10,000,000	229,000,000					0	0
Other Liabilities								2,399,000,000	10,349,000,000								1,116,000,000	9,141,000,000	694,000,000	8,683,000,000					1,705,000,000	1,666,000,000
Liabilities	1,898,945,000,000		2,036,661,000,000					2,409,000,000	11,693,000,000								55,947,000,000	86,896,000,000	704,000,000	10,027,000,000					1,705,000,000	1,666,000,000
Consolidated, Total assets of VIEs																			7,455,000,000	19,594,000,000
Uncolsolidated, Total assets of VIEs																									11,055,000,000	13,416,000,000
Total assets of VIEs								18,510,000,000	33,010,000,000
In Text Details [Abstract]
Assets For Certain Common And Collective Investment Funds For Which Corporation Is Trustee But Does Not Have Variable Interest Excluding Stable Value Collective Investment Fund												11,100,000,000	21,200,000,000
Assets For Certain Common And Collective Investment Fund Stable Value Collective Investment Fund For Which Corporation Holds Variable Interest													$ 8,100,000,000
Financing provided for asset-backed financing arrangements, percentage															75.00%

[1]	The 2010 balance includes $10.8 billion of allowance for loan and lease losses related to the adoption of new consolidation guidance. This includes $573 million for the home loans portfolio segment and $10.2 billion for the credit card and other consumer portfolio segment.
[2]	Total assets include long-lived assets, which are primarily located in the U.S.